Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the year	$ (10,107)	$ (10,492)	$ (3,220)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	21	12	3
Share based compensation	1,537	1,728	1,217
Revaluation of liability in respect to warrants	(2,191)
Revaluation of SAFE instruments			200
Loss from disposal of property and equipment			8
Financing expenses (income), net	473	41	(20)
Changes in assets and liabilities:
Decrease in operating right of use asset	74	70
Decrease in operating lease liability	(69)	(95)
Decrease (increase) in other current assets	19	55	(204)
Increase (decrease) in trade payables	961	459	(16)
Increase (decrease) in other payables	928	606	493
Net cash used in operating activities	(8,354)	(7,616)	(1,539)
Cash flows from investing activities
Purchase of property and equipment	(29)	(70)	(17)
Redemption of (investment in) short-term deposits	3,500	(3,500)
Investment in restricted deposit, net	(3)	(20)
Net cash provided by (used in) investing activities	3,468	(3,590)	(17)
Cash flows from financing activities
Issuance of SAFE instruments			800
Payment in respect of cancellation of options		(96)
Exercise of warrants and options	5	3,870	1,238
Issuance of shares, warrants and pre-funded warrants, net	3,970		9,864
Net cash provided by financing activities	3,975	3,774	11,902
Effects of exchange rate changes on cash and cash equivalents	8	(88)	18
Increase (decrease) in cash and cash equivalents	(903)	(7,520)	10,364
Cash and cash equivalents as at the beginning of the year	3,543	11,063	699
Cash and cash equivalents as of the end of the year	2,640	3,543	11,063
Non-cash investing and financing activities:
Recognition of right of use assets		306
Conversion of SAFE instruments			1,000
Supplemental disclosure of cash flow information:
Interest received	$ 179	$ 49